UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F-HR/A
		                     FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 7, 2001, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2002.


Report for the Calendar Year or Quarter Ended: __9/28/01_____

Check here if Amendment [X]; Amendment Number: __1__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _417 5th Avenue______________
         _New York, New York 10016_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __05/14/02__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ____0____

Form 13F Information Table Entry Total: _____13_____

Form 13F Information Table Value Total: $___34,497___
                                         (thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   NONE   NONE                      NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 9/28/01
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)
                                                                           INVESTMENT DISCRETION  VOTING AUTHORITY
                                                                           _____________________  ________________
                               TITLE                 FAIR    SHARES OR                      SHARED               (SHARES)
                                OF                   MARKET  PRINCIPAL      SOLE    SHARED   OTHER         SOLE   SHARED    NONE
NAME OF ISSUES                 CLASS  CUSIP NO       VALUE   AMOUNT         (A)      (B)     (C)   (A)      (B)     (C)
_________________________      _____  ________    _________ __________  _________   ______  _____  _________  _____   _____

AVATAR HLDGS INC               SUB NT 053494AD2  13,004,836 13,594,000 13,594,000                  13594,000
BEA SYS INC                    SB NT  073325AD4     363,110    500,000    500,000                    500,000
CELL THERAPEUTICS INC          SUB NT 150934AA5   3,270,155  3,500,000  3,500,000                   3500,000
CHARTER COMMUNICATIONS INC DEL SUB NT 16117MAB3   2,464,961  2,950,000  2,950,000                   2950,000
CHARTER COMMUNICATIONS INC DEL SR NT  16117MAC1   1,271,794  1,675,000  1,675,000                   1675,000
ENZON INC                      SUB NT 293904AA6   2,787,420  3,000,000  3,000,000                   3000,000
INTERNATIONAL RECTIFIER CORP   SUB NT 460254AE5   3,008,680  4,000,000  4,000,000                   4000,000
MASCO CORP                     SR NT  574599AW6     969,075  2,500,000  2,500,000                   2500,000
PMC-SIERRA INC                 COM    69344F106       1,013        100        100                        100
PROTEIN DESIGN LABS INC        SUB NT 74369LAB9   3,123,743  3,322,000  3,322,000                   3322,000
RF MICRODEVICES INC            SUB NT 749941AB6     769,630  1,000,000  1,000,000                   1000,000
STMICROELECTRONICS N V         SUB LY 861012AB8   3,449,148  4,155,000  4,155,000                   4155,000
USINTERNETWORKING INC          SUB NT 917311AH5      13,663    145,000    145,000                    145,000

                                PAGE TOTAL       34,497,228
                               GRAND TOTAL       34,497,228
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